Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay-Versus-Performance
The following table presents certain information regarding compensation paid to Nabors’ CEO and other NEOs, and certain measures of financial performance, for the five years ended December 31, 2025. The amounts shown below are calculated in accordance with Item 402(v) of Regulation S-K.

Year	Summary Compensation Table Total for CEO ($)(1)	Compensation Actually Paid to CEO ($)(2)	Average Summary Compensation Table total for Non-CEO Named Executive Officers ($)(3)	Average Compensation Actually Paid to Non-CEO Named Executive Officers ($)(4)	Value of Initial Fixed $100 Investment Based on:		Stated in Thousands
					Total Shareholder Return of Nabors	Peer Group Total Shareholder Return(5)	Net Income (Loss) $(6)	Adjusted EBITDA $(7)
2025	29,636,103	32,952,823	2,816,792	2,758,282	93.25	206.86	286,624	912,667
2024	12,146,803	11,330,707	2,924,368	2,521,131	98.18	186.86	(176,084)	881,335
2023	10,334,034	(1,879,135)	2,669,324	(584,182)	140.19	213.44	(11,784)	915,157
2022	10,789,762	30,117,200	2,588,615	5,325,474	265.96	207.05	(350,261)	709,392
2021	9,984,321	18,318,728	2,123,611	2,932,914	139.26	125.16	(572,925)	481,940

(1)
The dollar amounts reported are the amounts of total compensation reported for our CEO, Mr. Petrello, in the Summary Compensation Table for fiscal years 2025, 2024, 2023, 2022 and 2021. Mr. Petrello served as CEO for each of the years presented.

(2)
The dollar amounts reported represent the amount of “compensation actually paid” to our CEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amounts of compensation paid to our CEO during the applicable year. See the table below for more details.

(3)
The dollar amounts reported are the average amounts of total compensation reported for our NEOs, other than our CEO, in the Summary Compensation Table for fiscal years 2025, 2024, 2023, 2022 and 2021. For each of the years presented for 2021 through 2024, reflects compensation information for Mr. Andrews and Mr. Restrepo, our non-PEO NEOs for those years. In 2025, the amounts reported is the average compensation amounts for Mr. Andrews, Mr. Restrepo and Mr. Rodriguez, our non-PEO NEOs for that year.

(4)
The dollar amounts reported represent the average amount of “compensation actually paid” to our non-CEO NEOs for the applicable year. For each of the years presented, reflects compensation information for Mr. Andrews and Mr. Restrepo, our non-PEO NEOs for the years 2021 through 2024. For 2025, the amounts reported is the average of compensation amounts for Mr. Andrews, Mr. Restrepo and Mr. Rodriguez, our non-PEO NEOs for that year.

(5)
Reflects cumulative total shareholder return of the Dow Jones US Oil Equipment & Services Index (“DJUSOESI”), as of December 31, 2025. The DJUSOESI is the peer group used by the Company for purposes of Item 201(e)(1)(ii) of Regulation S-K under the Exchange Act in the Company’s Annual Report on Form 10-K for the year ended December 31, 2025.

(6)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(7)
Adjusted EBITDA represents net income (loss) adjusted for income tax expense (benefit), investment income (loss), interest expense, gain on disposition of Quail Tools, gain on bargain purchase, other, net and depreciation and amortization. For a reconciliation of net income attributable to the Company on a GAAP basis to Adjusted EBITDA, see Annex A.

To calculate the amounts in the “Compensation Actually Paid to CEO” column in the table above, the following amounts were deducted from and added to (as applicable) our CEO’s “Total” compensation as reported in the Summary Compensation Table (SCT):

Year	Summary Compensation Table for CEO ($)	Reported Value of Equity Awards for CEO ($)(1)	Equity Award Adjustments for CEO ($)(2)	Reported Change in the Actuarial Present Value of Pension Benefits for CEO ($)(3)	Pension Benefits Adjustments for CEO $(3)	Compensation Actually Paid to CEO $
2025	29,636,103	(5,352,354)	8,669,074	0	0	32,952,823
2024	12,146,803	(5,662,538)	4,846,442	0	0	11,330,707
2023	10,334,034	(5,562,922)	(6,650,247)	0	0	(1,879,135)
2022	10,789,762	(4,560,545)	23,887,983	0	0	30,117,200
2021	9,984,321	(4,503,129)	12,837,536	0	0	18,318,728

(1)	Represents the grant date fair value of the equity awards to our CEO, as reported in the “Stock Awards” column in the SCT for each applicable year.
(2)	See table below for applicable adjustments. No awards vested in the year they were granted.
(3)	Our CEO only participates in a 401(k) and Nonqualified Executive Deferred Compensation Plan.

Fair Value of Equity Awards for CEO	2025 $	2024 $	2023 $	2022 $	2021 $
As of year-end for awards granted during the year	8,069,413	5,921,698	3,389,800	14,669,230	10,201,921
Year-over-year increase (decrease) of outstanding and unvested awards granted in prior years	451,148	(1,182,561)	(9,520,812)	8,175,298	1,976,273
Increase (decrease) from prior fiscal year–end for awards that vested during the year, measured as of the vesting debt	148,513	107,305	(592,945)	999,593	611,033
Dividends Paid on Unvested Shares and Stock Options	0	0	73,710	43,862	48,309
Total Equity Award Adjustments	8,669,074	4,846,442	(6,650,247)	23,887,983	12,837,536

To calculate the amounts in the “Average Compensation Actually Paid to Non-CEO Named Executive Officers” column in the table above, the following amounts were deducted from and added to (as applicable) the average of the “Total” compensation of our non-CEO NEOs for each applicable year, as reported in the SCT for that year:

Year	Average Reported Value of Summary Compensation Table for Non-CEO NEOs ($)	Average Reported Value of Equity Awards for Non- CEO NEOs ($)(1)	Average Equity Award Adjustments for Non-CEO NEOs ($)(2)	Average Reported Change in the Actuarial Present Value of Pension Benefits for Non- CEO NEOs ($)(2)	Average Pension Benefits Adjustments for Non-CEO NEOs $(3)	Average Compensation Actually Paid to Non- CEO NEOs $
2025	2,816,792	(1,291,093)	1,232,583	0	0	2,758,282
2024	2,924,368	(1,191,906)	788,669	0	0	2,521,131
2023	2,669,324	(1,316,172)	(1,937,334)	0	0	(584,182)
2022	2,588,615	(937,370)	3,674,229	0	0	5,325,474
2021	2,123,611	(848,078)	1,657,381	0	0	2,932,914

(1)
Represents the average of the grant date fair value of the equity awards to our named executive officers (other than our CEO), as reported in the “Stock Awards” column in the SCT for each applicable year.

(2)	See table below for applicable adjustments.
(3)	Our named executive officers (other than our CEO) only participate in a 401(k) and Nonqualified Executive Deferred Compensation Plan.

Fair Value of Equity Awards for Non-CEO NEOs	2025 $	2024 $	2023 $	2022 $	2021 $
As of year-end for awards granted during the year	717,425	956,406	483,858	2,276,260	1,363,948
Increase for awards granted during the year and that vested during the year measured as of the vesting date	334,507	0	0	0	0
Year-over-year increase (decrease) of outstanding and unvested awards granted in prior years	60,904	(177,998)	(1,239,581)	1,281,721	217,721
Increase (decrease) from prior fiscal year-end for awards that vested during the year, measured as the vesting date	119,747	10,261	(1,188,456)	110,083	67,231
Dividends Paid on Unvested Shares and Stock Options	0	0	6,845	6,165	8,481
Total Equity Award Adjustments	1,232,583	788,669	(1,937,334)	3,674,229	1,657,381

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
The dollar amounts reported are the amounts of total compensation reported for our CEO, Mr. Petrello, in the Summary Compensation Table for fiscal years 2025, 2024, 2023, 2022 and 2021. Mr. Petrello served as CEO for each of the years presented.

(3)
The dollar amounts reported are the average amounts of total compensation reported for our NEOs, other than our CEO, in the Summary Compensation Table for fiscal years 2025, 2024, 2023, 2022 and 2021. For each of the years presented for 2021 through 2024, reflects compensation information for Mr. Andrews and Mr. Restrepo, our non-PEO NEOs for those years. In 2025, the amounts reported is the average compensation amounts for Mr. Andrews, Mr. Restrepo and Mr. Rodriguez, our non-PEO NEOs for that year.

Peer Group Issuers, Footnote
(5)
Reflects cumulative total shareholder return of the Dow Jones US Oil Equipment & Services Index (“DJUSOESI”), as of December 31, 2025. The DJUSOESI is the peer group used by the Company for purposes of Item 201(e)(1)(ii) of Regulation S-K under the Exchange Act in the Company’s Annual Report on Form 10-K for the year ended December 31, 2025.

PEO Total Compensation Amount	$ 29,636,103	$ 12,146,803	$ 10,334,034	$ 10,789,762	$ 9,984,321
PEO Actually Paid Compensation Amount	$ 32,952,823	11,330,707	(1,879,135)	30,117,200	18,318,728
Adjustment To PEO Compensation, Footnote
To calculate the amounts in the “Compensation Actually Paid to CEO” column in the table above, the following amounts were deducted from and added to (as applicable) our CEO’s “Total” compensation as reported in the Summary Compensation Table (SCT):

Year	Summary Compensation Table for CEO ($)	Reported Value of Equity Awards for CEO ($)(1)	Equity Award Adjustments for CEO ($)(2)	Reported Change in the Actuarial Present Value of Pension Benefits for CEO ($)(3)	Pension Benefits Adjustments for CEO $(3)	Compensation Actually Paid to CEO $
2025	29,636,103	(5,352,354)	8,669,074	0	0	32,952,823
2024	12,146,803	(5,662,538)	4,846,442	0	0	11,330,707
2023	10,334,034	(5,562,922)	(6,650,247)	0	0	(1,879,135)
2022	10,789,762	(4,560,545)	23,887,983	0	0	30,117,200
2021	9,984,321	(4,503,129)	12,837,536	0	0	18,318,728

(1)	Represents the grant date fair value of the equity awards to our CEO, as reported in the “Stock Awards” column in the SCT for each applicable year.
(2)	See table below for applicable adjustments. No awards vested in the year they were granted.
(3)	Our CEO only participates in a 401(k) and Nonqualified Executive Deferred Compensation Plan.

Fair Value of Equity Awards for CEO	2025 $	2024 $	2023 $	2022 $	2021 $
As of year-end for awards granted during the year	8,069,413	5,921,698	3,389,800	14,669,230	10,201,921
Year-over-year increase (decrease) of outstanding and unvested awards granted in prior years	451,148	(1,182,561)	(9,520,812)	8,175,298	1,976,273
Increase (decrease) from prior fiscal year–end for awards that vested during the year, measured as of the vesting debt	148,513	107,305	(592,945)	999,593	611,033
Dividends Paid on Unvested Shares and Stock Options	0	0	73,710	43,862	48,309
Total Equity Award Adjustments	8,669,074	4,846,442	(6,650,247)	23,887,983	12,837,536

Non-PEO NEO Average Total Compensation Amount	$ 2,816,792	2,924,368	2,669,324	2,588,615	2,123,611
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,758,282	2,521,131	(584,182)	5,325,474	2,932,914
Adjustment to Non-PEO NEO Compensation Footnote
To calculate the amounts in the “Average Compensation Actually Paid to Non-CEO Named Executive Officers” column in the table above, the following amounts were deducted from and added to (as applicable) the average of the “Total” compensation of our non-CEO NEOs for each applicable year, as reported in the SCT for that year:

Year	Average Reported Value of Summary Compensation Table for Non-CEO NEOs ($)	Average Reported Value of Equity Awards for Non- CEO NEOs ($)(1)	Average Equity Award Adjustments for Non-CEO NEOs ($)(2)	Average Reported Change in the Actuarial Present Value of Pension Benefits for Non- CEO NEOs ($)(2)	Average Pension Benefits Adjustments for Non-CEO NEOs $(3)	Average Compensation Actually Paid to Non- CEO NEOs $
2025	2,816,792	(1,291,093)	1,232,583	0	0	2,758,282
2024	2,924,368	(1,191,906)	788,669	0	0	2,521,131
2023	2,669,324	(1,316,172)	(1,937,334)	0	0	(584,182)
2022	2,588,615	(937,370)	3,674,229	0	0	5,325,474
2021	2,123,611	(848,078)	1,657,381	0	0	2,932,914

(1)
Represents the average of the grant date fair value of the equity awards to our named executive officers (other than our CEO), as reported in the “Stock Awards” column in the SCT for each applicable year.

(2)	See table below for applicable adjustments.
(3)	Our named executive officers (other than our CEO) only participate in a 401(k) and Nonqualified Executive Deferred Compensation Plan.

Fair Value of Equity Awards for Non-CEO NEOs	2025 $	2024 $	2023 $	2022 $	2021 $
As of year-end for awards granted during the year	717,425	956,406	483,858	2,276,260	1,363,948
Increase for awards granted during the year and that vested during the year measured as of the vesting date	334,507	0	0	0	0
Year-over-year increase (decrease) of outstanding and unvested awards granted in prior years	60,904	(177,998)	(1,239,581)	1,281,721	217,721
Increase (decrease) from prior fiscal year-end for awards that vested during the year, measured as the vesting date	119,747	10,261	(1,188,456)	110,083	67,231
Dividends Paid on Unvested Shares and Stock Options	0	0	6,845	6,165	8,481
Total Equity Award Adjustments	1,232,583	788,669	(1,937,334)	3,674,229	1,657,381

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Nabors Cumulative TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income (Loss)
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Adjusted EBITDA
Total Shareholder Return Vs Peer Group	Nabors TSR vs. DJ US Oil Equipment & Services Index
Tabular List, Table
Pay-for-Performance Alignment
The following table identifies the four most important financial performance measures used by our Compensation Committee to link the “compensation actually paid” (CAP) to our CEO and other NEOs in 2025, calculated in accordance with Item 402(v) of Regulation S-K, to company performance. The role of each of these performance measures on our NEOs’ compensation is discussed in the CD&A above.

Financial Performance Measures
Adjusted EBITDA
Adjusted Free Cash Flow
Total Shareholder Return
Net Debt Reduction

Total Shareholder Return Amount	$ 93.25	98.18	140.19	265.96	139.26
Peer Group Total Shareholder Return Amount	206.86	186.86	213.44	207.05	125.16
Net Income (Loss)	$ 286,624,000	$ (176,084,000)	$ (11,784,000)	$ (350,261,000)	$ (572,925,000)
Company Selected Measure Amount	912,667,000	881,335,000	915,157,000	709,392,000	481,940,000
PEO Name	Mr. Petrello	Mr. Petrello	Mr. Petrello	Mr. Petrello	Mr. Petrello
Additional 402(v) Disclosure
The charts on the following page reflect that the CAP over the five-year period ended December 31, 2025 aligns to trends in Nabors’ TSR, net income and Adjusted EBITDA results over the same period.
In addition, the chart titled “Nabors TSR vs DJ US Oil Equipment & Services Index” reflects Nabors’ TSR over this five-year period.

Equity Awards Adjustments, Footnote
(2)	See table below for applicable adjustments. No awards vested in the year they were granted.
(3)	Our CEO only participates in a 401(k) and Nonqualified Executive Deferred Compensation Plan.

Fair Value of Equity Awards for CEO	2025 $	2024 $	2023 $	2022 $	2021 $
As of year-end for awards granted during the year	8,069,413	5,921,698	3,389,800	14,669,230	10,201,921
Year-over-year increase (decrease) of outstanding and unvested awards granted in prior years	451,148	(1,182,561)	(9,520,812)	8,175,298	1,976,273
Increase (decrease) from prior fiscal year–end for awards that vested during the year, measured as of the vesting debt	148,513	107,305	(592,945)	999,593	611,033
Dividends Paid on Unvested Shares and Stock Options	0	0	73,710	43,862	48,309
Total Equity Award Adjustments	8,669,074	4,846,442	(6,650,247)	23,887,983	12,837,536

(2)	See table below for applicable adjustments.
(3)	Our named executive officers (other than our CEO) only participate in a 401(k) and Nonqualified Executive Deferred Compensation Plan.

Fair Value of Equity Awards for Non-CEO NEOs	2025 $	2024 $	2023 $	2022 $	2021 $
As of year-end for awards granted during the year	717,425	956,406	483,858	2,276,260	1,363,948
Increase for awards granted during the year and that vested during the year measured as of the vesting date	334,507	0	0	0	0
Year-over-year increase (decrease) of outstanding and unvested awards granted in prior years	60,904	(177,998)	(1,239,581)	1,281,721	217,721
Increase (decrease) from prior fiscal year-end for awards that vested during the year, measured as the vesting date	119,747	10,261	(1,188,456)	110,083	67,231
Dividends Paid on Unvested Shares and Stock Options	0	0	6,845	6,165	8,481
Total Equity Award Adjustments	1,232,583	788,669	(1,937,334)	3,674,229	1,657,381

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(7)
Adjusted EBITDA represents net income (loss) adjusted for income tax expense (benefit), investment income (loss), interest expense, gain on disposition of Quail Tools, gain on bargain purchase, other, net and depreciation and amortization. For a reconciliation of net income attributable to the Company on a GAAP basis to Adjusted EBITDA, see Annex A.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 4
Pay vs Performance Disclosure
Name	Net Debt Reduction
PEO [Member]
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested and Granted in Period	0
PEO [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
PEO [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,352,354)	(5,662,538)	(5,562,922)	(4,560,545)	(4,503,129)
PEO [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,669,074	4,846,442	(6,650,247)	23,887,983	12,837,536
PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,069,413	5,921,698	3,389,800	14,669,230	10,201,921
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	451,148	(1,182,561)	(9,520,812)	8,175,298	1,976,273
PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	148,513	107,305	(592,945)	999,593	611,033
PEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	73,710	43,862	48,309
Non-PEO NEO [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,291,093)	(1,191,906)	(1,316,172)	(937,370)	(848,078)
Non-PEO NEO [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,232,583	788,669	(1,937,334)	3,674,229	1,657,381
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	717,425	956,406	483,858	2,276,260	1,363,948
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	60,904	(177,998)	(1,239,581)	1,281,721	217,721
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	334,507	0	0	0	0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	119,747	10,261	(1,188,456)	110,083	67,231
Non-PEO NEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 6,845	$ 6,165	$ 8,481